Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Capital
CET1 capital	$ 78,055	$ 76,945
Tier 1 capital	85,357	84,242
Total capital	96,438	93,850
Risk-weighted assets (RWA) used in calculation of capital ratios
Credit risk	502,807	496,898
Market risk	32,635	35,342
Operational risk	78,808	77,639
Total RWA	$ 614,250	$ 609,879
Capital ratios and Leverage ratio
CET1 ratio	12.70%	12.60%
Tier 1 capital ratio	13.90%	13.80%
Total capital ratio	15.70%	15.40%
Leverage ratio	4.40%	4.40%
Leverage ratio exposure (billions)	$ 1,921,000	$ 1,898,000
TLAC available and ratios
TLAC available	$ 173,179	$ 160,961
TLAC ratio	28.20%	26.40%
TLAC leverage ratio	9.00%	8.50%